MoA Large Cap Value Index Fund Expense Example - MoA Large Cap Value Index Fund - MoA Large Cap Value Index Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 98